Business Combination (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Disclosure Of Business Combinations Text Block Abstract
Schedule of net assets
Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)
32,383,568

Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)
32,383,568